UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-ANN-1015
1.833864.108

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Mortgage Backed Securities Central Fund	2.96%	3.23%	4.69%

A From November 27, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Backed Securities Central Fund on November 27, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a modest gain for the 12 months ending August 31, 2015, driven entirely by coupon (stated interest) payments amid expectations for an eventual hike in policy interest rates. The Barclays® U.S. Aggregate Bond Index returned 1.56% for the period. Longer-term bond yields trended lower and bottomed out in February on concerns about economic growth. They then trended higher until June due to expectations for higher policy interest rates. Yet the U.S. Federal Reserve took no action amid continued-low inflationary pressure and dampened economic expectations. Late in the period, market volatility spiked to roughly a four-year high in an environment of decreased bond issuance, weaker economic data emanating from China and falling crude-oil prices, all of which combined to lower expectations for a near-term rate increase while also raising demand for bonds, thus lowering yields. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) strongly outperformed corporate bonds (-1%), as credit spreads - the yield premiums demanded by investors for holding riskier bonds - widened for much of the period. Outside of the index, high-yield declined and was among the weakest sectors. At period end, the Fed kept alive the chance that it may raise rates in 2015, but market expectations of a move before October decreased significantly.

Comments from Lead Portfolio Manager William Irving: The fund posted a low-single-digit gain for the 12 months, topping the 2.66% return of the benchmark Barclays® U.S. MBS Index. We continued to execute our long-term strategy of trying to exploit market inefficiencies and attempting to identify attractively priced securities. The fund's performance was boosted by favorable security selection, led by our decision to use to-be-announced (TBA) securities. A TBA is a type of forward, or delayed delivery, mortgage-backed security (MBS) transaction. Generally speaking, our TBA trades were beneficial because they outpaced the benchmark. Our focus on certain prepayment-resistant securities also helped performance, as declining mortgage-loan interest rates sparked concern MBS prepayments might accelerate. Relative performance further was helped by our overweighting in securities backed by mortgages with minimal remaining balances, which are less likely to be refinanced. Overweighting reverse-mortgage securities, which can help homeowners turn a portion of their home equity into cash, was another plus. These holdings delivered attractive returns and offered more-stable cash flow compared with traditional MBS backed by standard mortgages. There weren't any particular decisions that materially detracted from the fund's return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period March 1, 2015 C to August 31, 2015
Actual	.0041%	$ 1,000.00	$ 1,005.00	$ .02
Hypothetical A		$ 1,000.00	$ 1,025.18	$ .02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.2	0.3
0.01 - 0.99%	5.0	4.2
1 - 1.99%	0.1	0.1
2 - 2.99%	5.4	6.7
3 - 3.99%	40.1	35.7
4 - 4.99%	26.7	29.5
5 - 5.99%	6.1	6.7
6 - 6.99%	1.9	2.5
7% and above	0.7	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2015
6 months ago
Years	5.4	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015
6 months ago
Years	3.6	2.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	U.S. Government and U.S. Government Agency Obligations 104.5%		U.S. Government and U.S. Government Agency Obligations 101.7%
	Short-Term Investments and Net Other Assets (Liabilities)† (4.5)%		Short-Term Investments and Net Other Assets (Liabilities)† (1.7)%
* Futures and Swaps	(3.1)%	** Futures and Swaps	(2.2)%

†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 96.3%
	Principal Amount	Value
Fannie Mae - 53.7%
1.75% 10/1/34 (d)	$ 7,301	$ 7,611
1.85% 10/1/33 (d)	5,745	5,976
1.88% 1/1/35 (d)	5,606	5,843
1.88% 1/1/35 (d)	560,807	588,207
1.885% 2/1/33 (d)	3,249	3,381
1.91% 12/1/34 (d)	104,161	108,668
1.91% 3/1/35 (d)	50,005	52,185
1.931% 10/1/33 (d)	35,428	36,970
1.94% 7/1/35 (d)	36,997	38,937
2.05% 3/1/35 (d)	9,368	9,691
2.06% 1/1/35 (d)	390,474	414,027
2.07% 4/1/37 (d)	176,920	186,122
2.115% 12/1/34 (d)	22,635	23,830
2.141% 9/1/36 (d)	144,163	154,322
2.143% 9/1/36 (d)	185,597	198,676
2.19% 3/1/37 (d)	46,613	49,409
2.194% 7/1/34 (d)	64,588	68,401
2.243% 3/1/33 (d)	183,754	193,902
2.251% 5/1/35 (d)	467,853	496,670
2.273% 3/1/40 (d)	854,765	912,805
2.278% 6/1/47 (d)	261,379	279,798
2.302% 6/1/36 (d)	83,341	89,005
2.31% 12/1/39 (d)	432,142	462,594
2.317% 5/1/36 (d)	326,450	345,283
2.334% 7/1/35 (d)	216,538	230,052
2.335% 9/1/35 (d)	234,590	251,121
2.36% 11/1/36 (d)	191,172	203,480
2.421% 10/1/33 (d)	192,543	206,111
2.444% 6/1/36 (d)	679,271	726,612
2.458% 3/1/35 (d)	133,648	143,066
2.5% 9/1/22 to 8/1/43	198,494,284	200,869,723
2.5% 9/1/30 (a)	1,100,000	1,116,070
2.53% 9/1/37 (d)	57,132	61,158
2.544% 5/1/36 (d)	344,761	368,006
2.557% 6/1/42 (d)	614,452	635,171
2.615% 7/1/34 (d)	432,700	463,192
2.69% 2/1/42 (d)	2,834,065	2,931,503
2.758% 1/1/42 (d)	2,626,752	2,730,816
2.916% 7/1/43 (d)	13,545,673	14,003,016
2.96% 11/1/40 (d)	368,812	386,403
2.982% 9/1/41 (d)	378,602	394,514
3% 4/1/32 to 8/1/45	332,843,260	335,589,547
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 8/1/41 (d)	$ 2,168,304	$ 2,252,551
3% 9/1/45 (a)	34,800,000	34,949,532
3% 9/1/45 (a)	4,500,000	4,519,336
3% 9/1/45 (a)	50,100,000	50,315,275
3% 9/1/45 (a)	13,700,000	13,758,868
3% 9/1/45 (a)	1,400,000	1,406,016
3% 10/1/45 (a)	3,200,000	3,205,875
3% 10/1/45 (a)	33,900,000	33,962,237
3.059% 10/1/41 (d)	164,162	170,788
3.239% 7/1/41 (d)	626,744	662,978
3.309% 10/1/41 (d)	357,546	375,912
3.346% 9/1/41 (d)	598,952	629,615
3.461% 12/1/40 (d)	25,173,873	26,693,931
3.5% 6/1/20 to 8/1/45	375,769,615	391,555,933
3.5% 9/1/45 (a)	4,300,000	4,455,875
3.5% 9/1/45 (a)	35,200,000	36,475,996
3.5% 9/1/45 (a)	100,600,000	104,246,740
3.5% 9/1/45 (a)	42,500,000	44,040,621
3.5% 9/1/45 (a)	225,000,000	233,156,228
3.554% 7/1/41 (d)	713,860	754,745
4% 9/1/24 to 8/1/45	455,260,664	486,112,430
4% 9/1/45 (a)	2,800,000	2,973,687
4% 9/1/45 (a)	52,000,000	55,225,622
4% 9/1/45 (a)	70,800,000	75,191,809
4% 9/1/45 (a)	63,400,000	67,332,778
4% 9/1/45 (a)	1,200,000	1,274,437
4.5% 4/1/21 to 4/1/45	264,726,854	288,064,463
4.5% 9/1/45 (a)	3,400,000	3,683,156
4.5% 9/1/45 (a)	8,600,000	9,316,218
4.5% 9/1/45 (a)	5,400,000	5,849,718
5% 3/1/18 to 8/1/41	19,870,190	22,246,676
5.204% 7/1/37 (d)	70,272	75,059
5.5% 12/1/17 to 9/1/41	116,393,277	130,760,043
5.565% 8/1/46 (d)	64,768	68,806
6% 2/1/17 to 1/1/42	28,819,643	33,139,885
6.5% 1/1/16 to 4/1/37	4,414,781	4,990,494
7% 12/1/15 to 7/1/37	3,159,630	3,662,312
7.5% 10/1/15 to 2/1/32	1,355,838	1,593,933
8% 12/1/17 to 3/1/37	26,046	31,493
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8.5% 12/1/16 to 7/1/31	$ 9,809	$ 11,738
9.5% 4/1/16 to 2/1/25	35,110	38,211
		2,745,273,894
Freddie Mac - 19.5%
1.5% 8/1/37 (d)	65,850	67,910
1.82% 3/1/35 (d)	198,479	206,246
1.825% 3/1/37 (d)	31,911	33,374
1.852% 1/1/36 (d)	171,546	180,799
1.914% 3/1/36 (d)	348,618	365,233
1.981% 12/1/35 (d)	486,109	512,688
2.022% 2/1/37 (d)	331,844	348,165
2.05% 6/1/37 (d)	54,617	57,415
2.055% 11/1/35 (d)	368,615	388,676
2.095% 8/1/37 (d)	141,113	149,046
2.105% 3/1/36 (d)	403,097	424,429
2.121% 5/1/37 (d)	136,420	145,606
2.274% 6/1/33 (d)	451,455	476,864
2.328% 10/1/36 (d)	637,286	674,617
2.333% 4/1/37 (d)	169,056	180,969
2.351% 10/1/35 (d)	246,376	260,958
2.385% 6/1/37 (d)	46,022	48,981
2.394% 10/1/42 (d)	3,116,822	3,286,103
2.415% 6/1/37 (d)	469,159	501,671
2.436% 5/1/37 (d)	128,266	137,294
2.448% 6/1/37 (d)	104,405	111,762
2.489% 4/1/36 (d)	338,476	361,463
2.526% 6/1/33 (d)	1,373,658	1,464,657
2.571% 3/1/35 (d)	2,087,812	2,234,936
2.595% 4/1/37 (d)	15,515	16,609
2.67% 6/1/36 (d)	124,894	133,589
2.722% 3/1/33 (d)	11,453	12,260
2.757% 7/1/36 (d)	156,817	167,867
2.757% 12/1/36 (d)	577,375	618,062
3% 8/1/42 to 8/1/45	250,149,895	251,169,647
3.091% 9/1/41 (d)	3,681,251	3,831,166
3.155% 10/1/35 (d)	75,691	80,121
3.22% 9/1/41 (d)	409,222	428,299
3.235% 4/1/41 (d)	435,643	457,080
3.289% 6/1/41 (d)	469,819	496,336
3.292% 7/1/41 (d)	2,031,389	2,134,468
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.434% 12/1/40 (d)	$ 11,543,600	$ 12,117,478
3.444% 5/1/41 (d)	431,576	452,291
3.5% 6/1/27 to 6/1/45 (b)	281,898,528	293,004,271
3.62% 6/1/41 (d)	672,492	712,185
3.705% 5/1/41 (d)	582,707	617,500
4% 6/1/33 to 5/1/45	190,478,136	203,621,445
4.5% 6/1/25 to 1/1/45 (c)	76,196,370	83,321,227
5% 6/1/20 to 7/1/41	69,308,249	76,931,074
5.124% 4/1/38 (d)	526,802	562,690
5.5% 10/1/17 to 4/1/41	28,232,144	31,512,904
6% 7/1/16 to 12/1/37	5,371,185	6,117,330
6.5% 2/1/16 to 9/1/39	10,391,088	11,908,866
7% 6/1/21 to 9/1/36	2,981,492	3,471,845
7.5% 9/1/15 to 6/1/32	56,103	65,936
8% 7/1/16 to 1/1/37	97,822	118,120
8.5% 5/1/17 to 9/1/29	89,747	106,445
9% 5/1/17 to 10/1/20	301	318
9.5% 5/1/21 to 7/1/21	927	1,014
10% 11/15/18 to 8/1/21	369	403
11% 11/1/15 to 9/1/20	170	180
		996,808,888
Ginnie Mae - 23.1%
3% 5/15/42 to 6/20/45	187,672,099	190,451,872
3% 9/1/45 (a)	2,600,000	2,634,125
3.5% 11/15/40 to 8/20/45	304,796,970	317,938,850
3.5% 9/1/45 (a)	162,500,000	169,203,109
3.5% 9/1/45 (a)	49,600,000	51,645,995
4% 2/15/39 to 7/20/45	159,433,820	170,333,310
4.5% 6/20/33 to 8/15/41	178,047,338	194,505,632
5% 12/15/32 to 9/15/41	52,752,771	59,125,451
5.5% 4/15/29 to 9/15/39	8,370,065	9,512,542
6% 10/15/30 to 5/15/40	8,478,237	9,779,816
6.5% 3/20/31 to 10/15/38	890,573	1,032,719
7% 10/15/22 to 3/15/33	2,888,841	3,401,018
7.5% 1/15/17 to 9/15/31	1,338,440	1,564,964
8% 8/15/16 to 11/15/29	471,040	546,572
8.5% 4/15/17 to 1/15/31	76,051	91,131
9% 8/15/19 to 1/15/23	4,386	4,877
9.5% 12/15/20 to 2/15/25	1,768	1,979
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
10.5% 3/20/16 to 1/20/18	$ 4,441	$ 4,724
11% 12/20/15 to 9/20/19	1,740	1,968
		1,181,780,654
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,881,145,030)		4,923,863,436
Collateralized Mortgage Obligations - 11.9%

U.S. Government Agency - 11.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9994% 2/25/32 (d)	62,210	63,231
Series 2002-39 Class FD, 1.1996% 3/18/32 (d)	99,382	101,591
Series 2002-60 Class FV, 1.1994% 4/25/32 (d)	130,069	133,260
Series 2002-63 Class FN, 1.1994% 10/25/32 (d)	178,600	182,873
Series 2002-7 Class FC, 0.9494% 1/25/32 (d)	65,858	67,322
Series 2002-94 Class FB, 0.5994% 1/25/18 (d)	86,597	86,878
Series 2003-118 Class S, 7.9006% 12/25/33 (d)(e)(g)	2,069,699	480,965
Series 2006-104 Class GI, 6.4806% 11/25/36 (d)(e)(g)	1,519,737	300,256
Series 2006-33 Class CF, 0.4994% 5/25/36 (d)	1,277,523	1,280,825
Series 2007-53 Class FB, 0.5994% 6/25/37 (d)	7,517,510	7,538,965
Series 2007-57 Class FA, 0.4294% 6/25/37 (d)	1,628,566	1,628,829
Series 2008-76 Class EF, 0.6994% 9/25/23 (d)	836,295	839,572
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	99,026	108,732
Series 1993-207 Class H, 6.5% 11/25/23	1,215,062	1,358,091
Series 1994-23 Class PZ, 6% 2/25/24	3,294,610	3,637,461
Series 1996-28 Class PK, 6.5% 7/25/25	396,868	443,721
Series 1999-17 Class PG, 6% 4/25/29	1,043,750	1,146,741
Series 1999-32 Class PL, 6% 7/25/29	901,832	992,817
Series 1999-33 Class PK, 6% 7/25/29	584,652	645,002
Series 2001-52 Class YZ, 6.5% 10/25/31	72,095	81,447
Series 2003-28 Class KG, 5.5% 4/25/23	717,032	783,324
Series 2004-21 Class QE, 4.5% 11/25/32	118,091	121,119
Series 2005-102 Class CO, 11/25/35 (f)	588,023	533,089
Series 2005-73 Class SA, 17.0316% 8/25/35 (d)(g)	231,330	300,323
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	900,604
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2006-105 Class MD, 5.5% 6/25/35	$ 638,452	$ 649,678
Series 2006-12 Class BO, 10/25/35 (f)	2,437,846	2,286,448
Series 2006-37 Class OW, 5/25/36 (f)	281,747	249,218
Series 2006-45 Class OP, 6/25/36 (f)	750,911	666,948
Series 2006-62 Class KP, 4/25/36 (f)	1,076,989	959,300
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	208,666	245,000
Series 1999-25 Class Z, 6% 6/25/29	795,279	899,016
Series 2001-20 Class Z, 6% 5/25/31	1,044,598	1,150,328
Series 2001-31 Class ZC, 6.5% 7/25/31	552,053	636,046
Series 2002-16 Class ZD, 6.5% 4/25/32	288,933	336,753
Series 2002-74 Class SV, 7.3506% 11/25/32 (d)(e)	1,302,272	235,796
Series 2002-79 Class Z, 5.5% 11/25/22	1,449,639	1,616,125
Series 2010-50 Class FA, 0.5494% 1/25/24 (d)	23,199	23,201
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,720,386
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	3,949,334	537,426
Series 06-116 Class SG, 6.4406% 12/25/36 (d)(e)(g)	1,017,654	197,572
Series 07-40 Class SE, 6.2406% 5/25/37 (d)(e)(g)	637,133	105,903
Series 1993-165 Class SH, 19.2358% 9/25/23 (d)(g)	48,198	65,528
Series 2003-21 Class SK, 7.9006% 3/25/33 (d)(e)(g)	180,952	49,341
Series 2003-35 Class TQ, 7.3006% 5/25/18 (d)(e)(g)	86,701	5,708
Series 2005-72 Class ZC, 5.5% 8/25/35	6,304,107	7,101,395
Series 2007-57 Class SA, 39.4236% 6/25/37 (d)(g)	487,516	977,114
Series 2007-66:
Class FB, 0.5994% 7/25/37 (d)	1,954,028	1,969,623
Class SA, 38.4036% 7/25/37 (d)(g)	744,231	1,462,000
Class SB, 38.4036% 7/25/37 (d)(g)	325,671	623,739
Series 2008-12 Class SG, 6.1506% 3/25/38 (d)(e)(g)	4,384,070	789,261
Series 2009-114 Class AI, 5% 12/25/23 (e)	804,891	33,136
Series 2009-16 Class SA, 6.0506% 3/25/24 (d)(e)(g)	456,676	16,254
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	397,623	19,389
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	447,561	37,128
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	673,096	54,591
Series 2010-112 Class SG, 6.1606% 6/25/21 (d)(e)(g)	598,523	44,164
Series 2010-12 Class AI, 5% 12/25/18 (e)	1,674,211	90,512
Series 2010-135 Class LS, 5.8506% 12/25/40 (d)(e)(g)	3,978,007	708,585
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	3,883,634	551,010
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	449,352	26,346
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (e)	$ 707,797	$ 34,472
Class HI, 4.5% 10/25/18 (e)	492,262	24,349
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	1,518,306	70,810
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	1,436,924	105,128
Series 2011-39 Class ZA, 6% 11/25/32	2,672,656	3,054,185
Series 2011-67 Class AI, 4% 7/25/26 (e)	1,204,808	137,350
Series 2011-83 Class DI, 6% 9/25/26 (e)	1,945,771	261,973
Series 2013-N1 Class A, 6.5206% 6/25/35 (d)(e)(g)	3,129,730	684,463
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (e)	256,693	12,781
Class 5, 5.5% 7/25/33 (e)	594,586	125,021
Series 343 Class 16, 5.5% 5/25/34 (e)	475,980	92,625
Series 348 Class 14, 6.5% 8/25/34 (d)(e)	339,988	75,197
Series 351:
Class 12, 5.5% 4/25/34 (d)(e)	238,079	42,282
Class 13, 6% 3/25/34 (e)	315,291	62,972
Series 359 Class 19, 6% 7/25/35 (d)(e)	222,450	46,177
Series 384 Class 6, 5% 7/25/37 (e)	2,823,267	585,299
Freddie Mac:
floater:
Series 2412 Class FK, 0.9976% 1/15/32 (d)	50,754	51,568
Series 2423 Class FA, 1.0976% 3/15/32 (d)	70,529	71,970
Series 2424 Class FM, 1.1976% 3/15/32 (d)	94,649	96,952
Series 2432:
Class FE, 1.0976% 6/15/31 (d)	126,268	128,896
Class FG, 1.0976% 3/15/32 (d)	42,063	42,910
Series 3346 Class FA, 0.4276% 2/15/19 (d)	379,800	380,208
floater planned amortization class Series 3153 Class FX, 0.5476% 5/15/36 (d)	2,637,936	2,647,505
floater target amortization class Series 3366 Class FD, 0.4476% 5/15/37 (d)	2,998,486	2,996,684
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (f)	1,991,006	1,794,925
Series 2095 Class PE, 6% 11/15/28	1,123,333	1,240,795
Series 2101 Class PD, 6% 11/15/28	102,756	112,974
Series 2121 Class MG, 6% 2/15/29	464,098	511,050
Series 2131 Class BG, 6% 3/15/29	3,061,224	3,379,425
Series 2137 Class PG, 6% 3/15/29	502,750	553,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2154 Class PT, 6% 5/15/29	$ 769,315	$ 846,859
Series 2162 Class PH, 6% 6/15/29	194,199	213,131
Series 2425 Class JH, 6% 3/15/17	73,894	76,108
Series 2520 Class BE, 6% 11/15/32	1,038,132	1,145,407
Series 2585 Class KS, 7.4024% 3/15/23 (d)(e)(g)	73,796	10,961
Series 2693 Class MD, 5.5% 10/15/33	2,773,481	3,104,764
Series 2802 Class OB, 6% 5/15/34	2,117,006	2,376,962
Series 2937 Class KC, 4.5% 2/15/20	2,744,471	2,873,199
Series 2962 Class BE, 4.5% 4/15/20	2,749,099	2,894,217
Series 3002 Class NE, 5% 7/15/35	2,966,770	3,268,448
Series 3110 Class OP, 9/15/35 (f)	1,406,500	1,331,845
Series 3119 Class PO, 2/15/36 (f)	2,188,806	1,899,272
Series 3121 Class KO, 3/15/36 (f)	453,369	404,654
Series 3123 Class LO, 3/15/36 (f)	1,316,093	1,172,255
Series 3145 Class GO, 4/15/36 (f)	1,239,144	1,115,082
Series 3189 Class PD, 6% 7/15/36	2,745,136	3,152,443
Series 3225 Class EO, 10/15/36 (f)	792,707	702,024
Series 3258 Class PM, 5.5% 12/15/36	1,254,727	1,412,474
Series 3415 Class PC, 5% 12/15/37	1,174,516	1,267,044
Series 3786 Class HI, 4% 3/15/38 (e)	3,508,044	406,581
Series 3806 Class UP, 4.5% 2/15/41	6,789,091	7,347,006
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,890,601
sequential payer:
Series 2135 Class JE, 6% 3/15/29	209,052	230,108
Series 2274 Class ZM, 6.5% 1/15/31	243,449	280,368
Series 2281 Class ZB, 6% 3/15/30	602,740	660,762
Series 2303 Class ZV, 6% 4/15/31	261,083	288,527
Series 2357 Class ZB, 6.5% 9/15/31	1,799,191	2,088,852
Series 2502 Class ZC, 6% 9/15/32	538,050	596,467
Series 2519 Class ZD, 5.5% 11/15/32	962,366	1,050,579
Series 2546 Class MJ, 5.5% 3/15/23	460,500	494,171
Series 2601 Class TB, 5.5% 4/15/23	214,076	237,616
Series 2998 Class LY, 5.5% 7/15/25	568,955	626,070
Series 06-3115 Class SM, 6.4024% 2/15/36 (d)(e)(g)	849,513	147,298
Series 2013-4281 Class AI, 4% 12/15/28 (e)	13,126,695	1,482,941
Series 2844:
Class SC, 45.5156% 8/15/24 (d)(g)	28,990	50,528
Class SD, 83.8812% 8/15/24 (d)(g)	42,650	103,017
Series 2935 Class ZK, 5.5% 2/15/35	6,996,798	7,954,898
Series 2947 Class XZ, 6% 3/15/35	3,090,921	3,484,589
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 3055 Class CS, 6.3924% 10/15/35 (d)(e)	$ 1,203,141	$ 238,534
Series 3244 Class SG, 6.4624% 11/15/36 (d)(e)(g)	2,852,413	546,081
Series 3274 Class SM, 6.2324% 2/15/37 (d)(e)	1,427,096	260,389
Series 3284 Class CI, 5.9224% 3/15/37 (d)(e)	6,644,020	1,217,615
Series 3287 Class SD, 6.5524% 3/15/37 (d)(e)(g)	4,293,006	1,013,912
Series 3297 Class BI, 6.5624% 4/15/37 (d)(e)(g)	6,298,025	1,276,511
Series 3336 Class LI, 6.3824% 6/15/37 (d)(e)	2,285,210	329,290
Series 3772 Class BI, 4.5% 10/15/18 (e)	1,789,449	89,455
Series 3949 Class MK, 4.5% 10/15/34	2,107,485	2,284,475
Series 4471 Class PA 4% 12/15/40	29,345,298	31,013,384
target amortization class Series 2156 Class TC, 6.25% 5/15/29	635,903	698,178
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0976% 2/15/24 (d)	259,268	262,946
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	505,254	556,461
Series 2056 Class Z, 6% 5/15/28	895,399	986,224
Freddie Mac Multi-family Strutured Pass-thru Certificates Series 4386 Class AZ, 4.5% 11/15/40	15,705,509	17,678,424
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4924% 6/16/37 (d)(e)(g)	1,208,763	210,743
Series 2010-H03 Class FA, 0.739% 3/20/60 (d)(h)	13,123,071	13,149,934
Series 2010-H17 Class FA, 0.519% 7/20/60 (d)(h)	1,421,289	1,414,924
Series 2010-H18 Class AF, 0.4882% 9/20/60 (d)(h)	1,703,704	1,693,690
Series 2010-H19 Class FG, 0.4882% 8/20/60 (d)(h)	2,038,529	2,026,705
Series 2010-H27 Series FA, 0.5682% 12/20/60 (d)(h)	3,409,550	3,403,399
Series 2011-H05 Class FA, 0.6882% 12/20/60 (d)(h)	5,544,307	5,551,259
Series 2011-H07 Class FA, 0.6882% 2/20/61 (d)(h)	10,412,956	10,424,525
Series 2011-H12 Class FA, 0.6782% 2/20/61 (d)(h)	13,906,850	13,924,762
Series 2011-H13 Class FA, 0.6882% 4/20/61 (d)(h)	5,354,651	5,361,312
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H14:
Class FB, 0.6882% 5/20/61 (d)(h)	$ 6,362,793	$ 6,372,012
Class FC, 0.6882% 5/20/61 (d)(h)	5,639,153	5,646,675
Series 2011-H17 Class FA, 0.7182% 6/20/61 (d)(h)	7,432,103	7,448,335
Series 2011-H20 Class FA, 0.7382% 9/20/61 (d)(h)	16,020,199	16,073,931
Series 2011-H21 Class FA, 0.7882% 10/20/61 (d)(h)	8,303,304	8,343,774
Series 2012-6 Class FG, 0.5976% 4/16/40 (d)	5,019,455	5,040,512
Series 2012-H01 Class FA, 0.8882% 11/20/61 (d)(h)	6,984,524	7,026,571
Series 2012-H03 Class FA, 0.8882% 1/20/62 (d)(h)	4,372,786	4,399,224
Series 2012-H06 Class FA, 0.8182% 1/20/62 (d)(h)	6,731,599	6,773,025
Series 2012-H07 Class FA, 0.8182% 3/20/62 (d)(h)	4,048,440	4,079,908
Series 2012-H23 Class WA, 0.7082% 10/20/62 (d)(h)	221,710	222,220
Series 2012-H26, Class CA, 0.7182% 7/20/60 (d)(h)	15,213,146	15,243,101
Series 2013-H07 Class BA, 0.5482% 3/20/63 (d)(h)	256,820	254,814
Series 2014-H03 Class FA, 0.7882% 1/20/64 (d)(h)	6,448,401	6,483,506
Series 2014-H05 Class FB, 0.7882% 12/20/63 (d)(h)	16,024,486	16,110,537
Series 2014-H11 Class BA, 0.6882% 6/20/64 (d)(h)	5,410,632	5,432,821
Series 2015-H07 Class FA, 0.3% 3/20/65 (d)(h)	27,568,868	27,510,643
Series 2015-H13 Class FL, 0.4682% 5/20/63 (d)(h)	46,019,199	45,927,115
Series 2015-H19 Class FA, 0.393% 4/20/63 (d)(h)	40,000,000	39,925,000
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,045,056	1,192,786
Series 1997-8 Class PE, 7.5% 5/16/27	439,385	518,745
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	2,700,355	443,873
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	4,256,355	4,715,315
Series 2004-32 Class GS, 6.3024% 5/16/34 (d)(e)(g)	642,334	139,192
Series 2004-73 Class AL, 7.0024% 8/17/34 (d)(e)(g)	772,476	149,290
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2007-35 Class SC, 39.0144% 6/16/37 (d)(g)	$ 52,283	$ 101,381
Series 2010-14 Class SN, 5.7524% 2/16/40 (d)(e)(g)	5,087,708	963,096
Series 2010-H10 Class FA, 0.519% 5/20/60 (d)(h)	4,432,646	4,411,866
Series 2012-76 Class GS, 6.5024% 6/16/42 (d)(e)(g)	2,615,686	546,014
Series 2012-97 Class JS, 6.0524% 8/16/42 (d)(e)(g)	8,289,109	1,421,709
Series 2013-124:
Class ES, 8.3963% 4/20/39 (d)(g)	6,306,490	7,335,096
Class ST, 8.5297% 8/20/39 (d)(g)	11,846,739	13,908,898
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	60,686,297	62,184,824
Series 2015-H17:
Class GZ, 4.4518% 5/20/65 (h)	717,666	772,185
Class HA, 2.5% 5/20/65 (h)	25,966,416	26,610,357
Ginnie Mae REMIC Trust Series H68 Class HA, 2.5% 9/1/60 (h)	1,409,206	1,444,656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $599,943,255)		606,796,194
Commercial Mortgage Securities - 3.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5365% 4/25/19 (d)	755,231	753,530
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	42,446,797	43,660,109
Series K034 Class A2, 3.531% 7/25/23	25,582,377	27,094,475
Series K035 Class A2, 3.458% 8/25/23	5,084,000	5,354,601
Series K037 Class A2, 3.49% 1/25/24	3,950,000	4,164,442
Series K032 Class A2, 3.31% 5/25/23	8,094,000	8,473,638
Series K036 Class A2, 3.527% 10/25/23	13,325,000	14,084,978
Series K047 Class A2, 3.329% 5/25/25	49,016,000	50,839,003
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	8,171,000	8,539,095
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $159,801,530)		162,963,871
Cash Equivalents - 9.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Government Obligations) # (Cost $494,899,000)	494,901,062	$ 494,899,000
TOTAL INVESTMENT PORTFOLIO - 121.1% (Cost $6,135,788,815)		6,188,522,501
NET OTHER ASSETS (LIABILITIES) - (21.1)%		(1,079,396,608)
NET ASSETS - 100%		$ 5,109,125,893
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 9/1/45	$ (47,100,000)	(47,302,384)
3% 9/1/45	(34,800,000)	(34,949,532)
3% 9/1/45	(4,500,000)	(4,519,336)
3% 9/1/45	(3,200,000)	(3,213,750)
3% 9/1/45	(1,400,000)	(1,406,016)
3% 9/1/45	(1,400,000)	(1,406,016)
3% 9/1/45	(4,500,000)	(4,519,336)
3% 9/1/45	(7,600,000)	(7,632,656)
3.5% 9/1/45	(20,800,000)	(21,553,998)
3.5% 9/1/45	(35,200,000)	(36,475,996)
3.5% 9/1/45	(35,200,000)	(36,475,996)
4% 9/1/45	(1,200,000)	(1,274,437)
4% 9/1/45	(23,100,000)	(24,532,921)
4% 9/1/45	(1,200,000)	(1,274,437)
4% 9/1/45	(6,300,000)	(6,690,797)
4.5% 9/1/45	(14,600,000)	(15,815,906)
4.5% 9/1/45	(5,400,000)	(5,849,718)
4.5% 9/1/45	(5,400,000)	(5,849,718)
TOTAL FANNIE MAE		(260,742,950)
TBA Sale Commitments - continued
	Principal Amount	Value
Freddie Mac
3% 9/1/45	$ (7,200,000)	$ (7,210,125)
3% 9/1/45	(3,200,000)	(3,204,500)
TOTAL FREDDIE MAC		(10,414,625)
Ginnie Mae
3.5% 9/1/45	(56,300,000)	(58,622,369)
3.5% 9/1/45	(35,300,000)	(36,756,123)
TOTAL GINNIE MAE		(95,378,492)
TOTAL TBA SALE COMMITMENTS (Proceeds $366,487,258)		$ (366,536,067)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
LCH	Sep. 2020	$ 63,500,000	3-month LIBOR	2.25%	$ (1,183,953)	$ -	$ (1,183,953)
LCH	Sep. 2025	65,000,000	3-month LIBOR	2.75%	(2,175,401)	-	(2,175,401)
LCH	Sep. 2045	34,200,000	3-month LIBOR	3%	(1,732,530)	-	(1,732,530)
TOTAL INTEREST RATE SWAPS					$ (5,091,884)	$ -	$ (5,091,884)
(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
For the period, the average monthly notional amount for swaps in the aggregate was $114,383,333.
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $11,706,229.

(c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $332,613.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$494,899,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$ 494,899,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (5,091,884)
Total Value of Derivatives	$ -	$ (5,091,884)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015

Assets
Investment in securities, at value (including repurchase agreements of $494,899,000) - See accompanying schedule: Unaffiliated issuers (cost $6,135,788,815)		$ 6,188,522,501
Cash		1,143
Receivable for investments sold		5,469,130
Receivable for TBA sale commitments		366,487,258
Interest receivable		13,170,130
Receivable for daily variation margin for derivative instruments		234,849
Other receivables		73,136
Total assets		6,573,958,147

Liabilities
Payable for investments purchased
Regular delivery	$ 85,969,363
Delayed delivery	1,009,428,691
TBA sale commitments, at value	366,536,067
Distributions payable	2,781,259
Other payables and accrued expenses	116,874
Total liabilities		1,464,832,254

Net Assets		$ 5,109,125,893
Net Assets consist of:
Paid in capital		$ 5,061,532,901
Net unrealized appreciation (depreciation) on investments		47,592,992
Net Assets, for 46,807,683 shares outstanding		$ 5,109,125,893
Net Asset Value, offering price and redemption price per share ($5,109,125,893 ÷ 46,807,683 shares)		$ 109.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2015

Investment Income

Interest		$ 118,249,592

Expenses
Custodian fees and expenses	$ 203,834
Independent directors' compensation	22,593
Total expenses before reductions	226,427
Expense reductions	(23,490)	202,937
Net investment income (loss)		118,046,655
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,981,971
Redemption in-kind with affiliated entities	86,741,966
Swaps	(11,367,312)
Total net realized gain (loss)		117,356,625
Change in net unrealized appreciation (depreciation) on: Investment securities	(139,958,439)
Swaps	7,429,353
Delayed delivery commitments	6,697,822
Total change in net unrealized appreciation (depreciation)		(125,831,264)
Net gain (loss)		(8,474,639)
Net increase (decrease) in net assets resulting from operations		$ 109,572,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 118,046,655	$ 298,211,240
Net realized gain (loss)	117,356,625	31,523,671
Change in net unrealized appreciation (depreciation)	(125,831,264)	320,826,492
Net increase (decrease) in net assets resulting from operations	109,572,016	650,561,403
Distributions to partners from net investment income	(115,210,376)	(288,288,463)
Affiliated share transactions
Proceeds from sales of shares	1,224,678,758	616,629,534
Reinvestment of distributions	93,517,959	288,216,358
Cost of shares redeemed	(6,907,840,499)	(4,326,774,173)
Net increase (decrease) in net assets resulting from share transactions	(5,589,643,782)	(3,421,928,281)
Total increase (decrease) in net assets	(5,595,282,142)	(3,059,655,341)

Net Assets
Beginning of period	10,704,408,035	13,764,063,376
End of period	$ 5,109,125,893	$ 10,704,408,035
Other Affiliated Information Shares
Sold	11,211,328	5,719,133
Issued in reinvestment of distributions	854,047	2,688,201
Redeemed	(63,927,321)	(40,639,235)
Net increase (decrease)	(51,861,946)	(32,231,901)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Backed Securities Central Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 108.49	$ 105.15	$ 109.85	$ 108.12	$ 106.08
Income from Investment Operations
Net investment income (loss) B	2.638	2.974	2.166	3.030	3.338
Net realized and unrealized gain (loss)	.553	3.253	(4.725)	1.827	2.093
Total from investment operations	3.191	6.227	(2.559)	4.857	5.431
Distributions to partners from net investment income	(2.531)	(2.887)	(2.141)	(3.127)	(3.391)
Net asset value, end of period	$ 109.15	$ 108.49	$ 105.15	$ 109.85	$ 108.12
Total Return A	2.96%	5.99%	(2.37)%	4.56%	5.24%
Ratios to Average Net Assets D
Expenses before reductions C	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any C	-%	-%	-%	-%	-%
Expenses net of all reductions C	-%	-%	-%	-%	-%
Net investment income (loss)	2.40%	2.78%	2.00%	2.79%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,109,126	$ 10,704,408	$ 13,764,063	$ 15,654,764	$ 12,859,562
Portfolio turnover rate	448% E	375%	435%	451%	634% E

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .005%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,720,238
Gross unrealized depreciation	(12,487,688)
Net unrealized appreciation (depreciation) on securities	$ 83,232,550

Tax Cost	$ 6,105,289,951

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (11,367,312)	$ 7,429,353

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Redemptions In-Kind. During the period, Fidelity Total Bond Fund and Fidelity Series Investment Grade Bond Fund, the Investing Funds, redeemed 63,076,723 shares of the Fund for cash and investments, including accrued interest, with a value of $6,814,140,957. The net realized gain of $86,741,966 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $22,593.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $897.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Christine J. Thompson (1958)
Year of Election or Appointment: 2015 Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2015, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Mortgage Backed Securities Central Fund (the "Fund"):

Services Billed by PwC

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$177,000	$-	$ 39,700	$200

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$174,000	$-	$ 26,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$4,730,000	$4,935,000
Tax Fees	$-	$-
All Other Fees	$-	$20,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2015 A	August 31, 2014 A
PwC	$6,090,000	$6,090,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2015